Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurements.
Schedule of Company's assets that are measured at fair value on a recurring basis

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
Assets:	Level	(Level 1)	(Level 2)	(Level 3)
Investment held in Trust Account	1	$125,013,199	—	—

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$125,002,997	—	—

Schedule of quantitative information the founder share valuation

At
September
1, 2021
Share Price	$10.00
Estimated Term Remaining	1.58
Volatility	14.2%
Risk Free Rate	0.15%

At
September
1, 2021
Share Price	$10.00
Estimated Term Remaining	1.58
Volatility	14.2%
Risk Free Rate	0.15%